Derivative instruments and hedging activities	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

Note 29 – Derivative instruments and hedging activities

The following discussion and tables provide a description of the derivative instruments used as part of the Corporation's interest rate risk management strategies. The use of derivatives is incorporated as part of the Corporation's overall interest rate risk management strategy to minimize significant unplanned fluctuations in earnings and cash flows that are caused by interest rate volatility. The Corporation's goal is to manage interest rate sensitivity by modifying the repricing or maturity characteristics of certain balance sheet assets and liabilities so that the net interest income is not, on a material basis, adversely affected by movements in interest rates. The Corporation uses derivatives in its trading activities to facilitate customer transactions, and as means of risk management. As a result of interest rate fluctuations, hedged fixed and variable interest rate assets and liabilities will appreciate or depreciate in fair value. The effect of this unrealized appreciation or depreciation is expected to be substantially offset by the Corporation's gains or losses on the derivative instruments that are linked to these hedged assets and liabilities. As a matter of policy, the Corporation does not use highly leveraged derivative instruments for interest rate risk management.

By using derivative instruments, the Corporation exposes itself to credit and market risk. If a counterparty fails to fulfill its performance obligations under a derivative contract, the Corporation's credit risk will equal the fair value of the derivative asset. Generally, when the fair value of a derivative contract is positive, this indicates that the counterparty owes the Corporation, thus creating a repayment risk for the Corporation. To manage the level of credit risk, the Corporation deals with counterparties of good credit standing, enters into master netting agreements whenever possible and, when appropriate, obtains collateral. On the other hand, when the fair value of a derivative contract is negative, the Corporation owes the counterparty and, therefore, the fair value of derivatives liabilities incorporates nonperformance risk or the risk that the obligation will not be fulfilled.

Market risk is the adverse effect that a change in interest rates, currency exchange rates, or implied volatility rates might have on the value of a financial instrument. The Corporation manages the market risk associated with interest rates and, to a limited extent, with fluctuations in foreign currency exchange rates by establishing and monitoring limits for the types and degree of risk that may be undertaken. The Corporation regularly measures this risk by using static gap analysis, simulations and duration analysis.

Pursuant to the Corporation's accounting policy, the fair value of derivatives is not offset with the amounts for the right to reclaim cash collateral or the obligation to return cash collateral. At December 31, 2011, the amount recognized for the right to reclaim cash collateral under master netting agreements was $72 million and the amount recognized for the obligation to return cash collateral was $ 2 million (December 31, 2010 - $ 86 million and $ 3 million, respectively).

Certain of the Corporation's derivative instruments include financial covenants tied to the corresponding banking subsidiary's well-capitalized status and credit rating. These agreements could require exposure collateralization, early termination or both. The aggregate fair value of all derivative instruments with contingent features that were in a liability position at December 31, 2011 was $57 million (December 31, 2010 - $ 67 million). Based on the contractual obligations established on these derivative instruments, the Corporation has fully collateralized these positions by pledging collateral of $72 million at December 31, 2011 (December 31, 2010 - $ 86 million).

Financial instruments designated as cash flow hedges or non-hedging derivatives outstanding at December 31, 2011 and December 31, 2010 were as follows:

	Notional amount		Derivative assets			Derivative liabilities

			Statement of	Fair value at		Statement of	Fair value at
	At December 31,		condition	December 31,		condition	December 31,
(In thousands)	2011	2010	classification	2011	2010	classification	2011	2010
Derivatives designated as
hedging instruments:
Forward contracts	$137,301	$256,480	Other assets	$6	$1,774	Other liabilities	$1,179	$839
Total derivatives designated
as hedging instruments	$137,301	$256,480		$6	$1,774		$1,179	$839
Derivatives not designated
as hedging instruments:
Forward contracts	$114,809	$278,052	Trading account securities	$1	$483	Other liabilities	$236	$1,736
Interest rate swaps	1,351,386	1,641,180	Other assets	51,078	62,175	Other liabilities	56,963	66,685
Foreign currency forward contracts	1,006	819	Other assets	20	7	Other liabilities	14	4
Interest rate caps	-	156,303	Other assets	-	-	Other liabilities	-	-
Interest rate floors	22,664	22,973	Other assets	233	240	Other liabilities	233	240
Indexed options on deposits	73,224	76,984	Other assets	10,549	8,314	-	-	-
Bifurcated embedded options	82,154	72,921	-	-	-	Interest bearing deposits	8,075	6,840
Total derivatives not
designated as
hedging instruments:	$1,645,243	$2,249,232		$61,881	$71,219		$65,521	$75,505
Total derivative assets
and liabilities	$1,782,544	$2,505,712		$61,887	$72,993		$66,700	$76,344

Cash Flow Hedges

The Corporation utilizes forward contracts to hedge the sale of mortgage-backed securities with duration terms over one month. Interest rate forwards are contracts for the delayed delivery of securities, which the seller agrees to deliver on a specified future date at a specified price or yield. These forward contracts are hedging a forecasted transaction and thus qualify for cash flow hedge accounting. Changes in the fair value of the derivatives are recorded in other comprehensive income (loss). The amount included in accumulated other comprehensive income (loss) corresponding to these forward contracts is expected to be reclassified to earnings in the next twelve months. These contracts have a maximum remaining maturity of 79 days at December 31, 2011.

For cash flow hedges, net gains (losses) on derivative contracts that are reclassified from accumulated other comprehensive income (loss) to current period earnings are included in the line item in which the hedged item is recorded and during the period in which the forecasted transaction impacts earnings, as presented in the tables below.

Year ended December 31, 2011
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(2,294)	Trading account profit	$(302)	$(116)
Total	$(2,294)		$(302)	$(116)

Year ended December 31, 2010
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(1,228)	Trading account profit	$(964)	$-
Total	$(1,228)		$(964)	$-

Year ended December 31, 2009
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(1,419)	Trading account profit	$(4,535)	$125
Interest rate swaps	-	Interest expense	(2,380)	-
Total	$(1,419)		$(6,915)	$125

Fair Value Hedges

At December 31, 2011 and 2010, there were no derivatives designated as fair value hedges.

Non-Hedging Activities

For the year ended December 31, 2011, the Corporation recognized a loss of $ 42.3 million (2010 – loss of $ 15.0 million; 2009 – loss of $ 19.5 million) related to its non-hedging derivatives, as detailed in the table below.

	Amount of Net Gain (Loss) Recognized in Income on Derivatives
		Year ended	Year ended	Year ended
	Classification of Net Gain (Loss)	December 31,	December 31,	December 31,
(In thousands)	Recognized in Income on Derivatives	2011	2010	2009
Forward contracts	Trading account profit	$(41,837)	$(15,791)	$(12,485)
Interest rate swaps	Other operating income	(1,382)	(910)	(6,468)
Credit derivatives	Other operating income	-	-	(2,599)
Foreign currency forward contracts	Other operating income	23	10	25
Foreign currency forward contracts	Interest expense	3	3	(4)
Indexed options on deposits	Interest expense	(20)	1,247	1,209
Bifurcated embedded options	Interest expense	920	408	788
Total		$(42,293)	$(15,033)	$(19,534)

Forward Contracts

The Corporation has forward contracts to sell mortgage-backed securities, which are accounted for as trading derivatives. Changes in their fair value are recognized in trading account profit (loss).

Interest Rates Swaps and Foreign Currency and Exchange Rate Commitments

In addition to using derivative instruments as part of its interest rate risk management strategy, the Corporation also utilizes derivatives, such as interest rate swaps and foreign exchange forward contracts, in its capacity as an intermediary on behalf of its customers. The Corporation minimizes its market risk and credit risk by taking offsetting positions under the same terms and conditions with credit limit approvals and monitoring procedures. Market value changes on these swaps and other derivatives are recognized in earnings in the period of change.

Interest Rate Caps and Floors

The Corporation enters into interest rate caps and floors as an intermediary on behalf of its customers and simultaneously takes offsetting positions under the same terms and conditions, thus minimizing its market and credit risks.